Commitments and Contingencies - Summary of Future Minimum Payments under Non-Cancelable Operating Leases (Detail) - Dec. 31, 2019	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	¥ 26,068,240	$ 3,744,468
2021	9,061,396	1,301,588
2022 and after	2,253,042	323,629
Total	¥ 37,382,678	$ 5,369,685